Segmented Information (Schedule of Geographic Information) (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Reclamation bonds	$ 3,499,646	$ 2,122,559
Property and equipment	174,936	297,164
Exploration and evaluation assets	244,065,107	221,330,931	$ 196,666,709
Right-of-use assets	526,959	730,809
Total acquisition and exploration of exploration and evaluation assets	248,266,648	224,481,463
Canada [Member]
Disclosure of geographical areas [line items]
Reclamation bonds
Property and equipment	2,736	19,611
Exploration and evaluation assets
Right-of-use assets	304,213	374,417
Total acquisition and exploration of exploration and evaluation assets	306,949	394,028
US [Member]
Disclosure of geographical areas [line items]
Reclamation bonds	3,499,646	2,122,559
Property and equipment	172,200	277,553
Exploration and evaluation assets	244,065,107	221,330,931
Right-of-use assets	222,746	356,392
Total acquisition and exploration of exploration and evaluation assets	$ 247,959,699	$ 224,087,435